SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets Net
Principal amount	$ 1,851,000	$ 575,000
Debt Instrument, Interest Rate, Stated Percentage		6.50%